Federated Hermes International Small-Mid Company Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.6%
		Australia—2.8%
140,000		DEXUS	$1,116,352
175,000		Orica Ltd.	1,876,540
350,000		Santos Ltd.	1,882,849
		TOTAL	4,875,741
		Austria—1.2%
22,500		BAWAG Group AG	1,198,609
26,000		Erste Group Bank AG	929,885
		TOTAL	2,128,494
		Brazil—2.6%
1,000	[1]	Mercadolibre, Inc.	1,126,650
25,000	[1]	PagSeguro Digital Ltd.	398,500
335,000		Totvs SA	2,149,145
65,000	[2]	Vinci Partners Investments Ltd.	866,450
		TOTAL	4,540,745
		Canada—8.7%
45,000		Allied Properties REIT	1,564,970
75,000	[1]	CAE, Inc.	2,006,509
70,000	[1,2]	Dialogue Health Technologies, Inc.	291,045
35,000		Dollarama, Inc.	1,808,679
80,000	[1]	Fusion Pharmaceuticals Inc.	602,400
33,000		Gildan Activewear, Inc.	1,295,527
10,500	[1]	Kinaxis, Inc.	1,203,751
25,000	[1]	Lightspeed Commerce, Inc.	656,805
250,000		Pason Systems, Inc.	2,548,323
40,000		The North West Company Fund	1,136,726
60,000		Tourmaline Oil Corp.	2,366,864
		TOTAL	15,481,599
		Cayman Islands—0.6%
60,000		Patria Investments Ltd.	996,000
		China—0.2%
160,000		Ming Yuan Cloud Group Holdings Ltd.	314,127
		Denmark—2.1%
11,000		Chr.Hansen Holding	797,911
4,750	[1]	Genmab A/S	1,591,572
22,000		Topdanmark A/S	1,257,052
		TOTAL	3,646,535
		Finland—1.3%
175,000		Metso Outotec Oyj	1,465,175
20,000		Neste Oyj	790,605
		TOTAL	2,255,780
		France—9.2%
57,000	[1]	Accor SA	1,927,743
38,000		Alstom SA	960,221
30,000	[1]	Antin Infrastructure Partners	769,966
11,000		Capgemini SE	2,315,201
40,000		Edenred	1,807,020

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
45,000	[1]	JC Decaux SA	$1,258,526
13,000		Nexans SA	1,241,128
50,000		Rubis SCA	1,557,319
60,000		STMicroelectronics N.V.	2,495,878
5,500		Teleperformance	2,019,950
		TOTAL	16,352,952
		Germany—4.6%
12,000	[1]	CTS Eventim AG	842,717
6,511		GFT Technologies AG	298,245
15,000		HeidelbergCement AG	977,568
85,000	[1]	Nordex AG	1,515,556
23,000		Rheinmetall AG	3,438,166
9,000		Symrise AG	1,068,919
		TOTAL	8,141,171
		Hong Kong—1.2%
131,500		Techtronic Industries Co.	2,190,524
		India—0.4%
69,498	[1]	One 97 Communications Ltd.	740,945
		Ireland—2.1%
7,000	[1]	ICON PLC	1,666,070
41,500		Smurfit Kappa Group PLC	2,067,669
		TOTAL	3,733,739
		Israel—1.9%
250,000	[1]	Nayax Ltd.	505,140
5,500	[1]	NICE Ltd., ADR	1,244,375
105,000	[1]	Tremor International Ltd., ADR	1,572,900
		TOTAL	3,322,415
		Italy—2.1%
425,000		Banco BPM SpA	1,464,580
100,000		Davide Campari-Milano NV	1,091,801
80,000	[1]	Nexi SpA	1,083,460
		TOTAL	3,639,841
		Japan—16.2%
33,000		Azbil Corp.	1,260,610
17,400		Daifuku Co.	1,249,039
4,600		Disco Corp.	1,303,505
21,000		Horiba Ltd.	1,212,250
1,720		Japan Hotel REIT Investment Corp.	886,155
21,000	[2]	Jin Co. Ltd.	1,182,684
42,200		Kanamoto Co. Ltd.	837,974
20,000		Kikkoman Corp.	1,492,565
7,800		Kintetsu World Express, Inc.	205,836
12,600		Kusuri No Aoki Holdings Co. Ltd.	740,218
36,000		Nabtesco Corp.	994,950
12,500		Nidec Corp.	1,079,468
60,000		Nihon M&A Center Holdings, Inc.	885,860
350		Nippon Prologis Reit, Inc.	1,027,369
80,000		Nippon Sanso Holdings Corp.	1,570,068
19,000		Nippon Shinyaku Co. Ltd.	1,245,970
80,000		Nippon Zeon Co.	945,701

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
8,000		Nitori Holdings Co., Ltd.	$1,207,407
80,000		Pan Pacific International Holdings Corp.	1,307,627
38,000	[1]	Park 24 Co. Ltd.	568,390
9,000		Rohm Co. Ltd.	718,331
25,000		Roland Corp.	847,304
30,000		Shoei Co. Ltd.	1,192,670
70,000	[1]	Simplex Holdings, Inc.	998,034
30,000		Technopro Holdings, Inc.	878,237
34,800		THK Co. Ltd.	797,794
75,000		Topcon Corp.	1,008,612
20,000		Yamaha Corp.	935,961
		TOTAL	28,580,589
		Luxembourg—1.0%
17,000		Eurofins Scientific SE	1,720,437
		Mexico—1.1%
130,000		Grupo Aeroportuario del Pacifico SA, Class B	1,903,950
		Netherlands—2.8%
5,000	[1]	Argenx SE, ADR	1,438,550
13,000		Euronext NV	1,176,478
6,000		IMCD Group NV	971,613
23,000		NN Group NV	1,098,459
45,000	[1,2]	Sono Group N.V.	232,650
		TOTAL	4,917,750
		New Zealand—0.7%
17,500	[1]	Xero Ltd.	1,212,440
		Norway—2.4%
200,000		Norsk Hydro ASA	1,892,506
32,000		Schibsted A/S	924,103
30,000		Tomra Systems ASA	1,417,337
		TOTAL	4,233,946
		Poland—1.7%
27,000	[1]	Dino Polska SA	1,892,000
160,000		Powszechny Zaklad Ubezpieczen SA	1,190,717
		TOTAL	3,082,717
		Saudi Arabia—0.4%
14,500	[1]	Delivery Hero SE	777,163
		Singapore—0.0%
70,700	[1,3]	Best World International Ltd.	0
		South Africa—1.4%
48,000		Anglo American PLC	2,451,004
		South Korea—1.0%
45,000		Hana Financial Holdings	1,824,224
		Spain—3.6%
32,500		Cellnex Telecom S.A.	1,470,256
70,000		Cia de Distribucion Integral Logista Holdings SA	1,265,831
35,000	[1]	Corporacion Acciona Energias Renovables S.A.	1,168,231
45,000		Fluidra SA	1,369,876
1,250,000		Unicaja Banco SA	1,172,386
		TOTAL	6,446,580

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—4.0%
75,000	[1]	Cary Group AB	$656,541
145,000	[1]	Cint Group AB	1,351,358
20,000		Evolution AB	2,275,252
60,000		Nordnet AB publ	1,019,757
33,000		Thule Group AB/The	1,284,901
100,000	[1,2]	Vimian Group AB	553,575
		TOTAL	7,141,384
		Switzerland—3.9%
29,000		Adecco Group AG	1,361,356
31,000		Julius Baer Gruppe AG	1,796,197
3,400		Lonza Group AG	2,363,294
3,100		Tecan AG	1,344,840
		TOTAL	6,865,687
		Thailand—0.6%
600,000		Central Pattana PCL, GDR	1,020,928
		United Arab Emirates—0.5%
300,000	[1]	Network International Holdings Ltd.	888,115
		United Kingdom—15.2%
75,000	[1]	Allfunds UK Ltd.	847,255
30,000		Ashtead Group PLC	1,934,976
120,000		B&M European Value Retail SA	971,353
180,000	[1]	Bridgepoint Group Ltd.	806,650
12,000		Croda International PLC	1,201,573
23,500		Dechra Pharmaceutical PLC	1,296,340
250,000		Domino's Pizza Group PLC	1,219,195
350,000		Dr. Martens PLC	1,318,681
45,000	[1]	Entain PLC	1,004,851
40,000	[1]	Farfetch Ltd.	762,000
185,000		Howden Joinery Group PLC	2,095,517
105,000		IMI PLC	2,052,238
55,000		Intermediate Capital Group PLC	1,248,512
106,000		Manchester United PLC- CL A	1,425,700
750,000		Melrose Industries PLC	1,462,725
150,000		Rightmove PLC	1,343,676
235,000	[1]	S4 Capital PLC	1,456,398
425,000	[1]	SSP Group PLC	1,589,223
80,000		St. James's Place Capital PLC	1,490,095
100,000		Unite Group PLC	1,425,253
		TOTAL	26,952,211
		United States—1.1%
13,000		Ferguson PLC	1,974,400
		TOTAL COMMON STOCKS (IDENTIFIED COST $144,738,032)	174,354,133
		INVESTMENT COMPANIES—1.3%
1,567,500		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	1,567,500

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
775,151	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[4]	$774,996
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,342,496)	2,342,496
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $147,080,528)	176,696,629
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	247,420
	TOTAL NET ASSETS—100%	$176,944,049
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended February 28, 2022, were as follows:
Fusion Pharmaceuticals, Inc.
Health Care
Value as of 11/30/2021	$232,000
Purchases at Cost	244,068
Proceeds from Sales	—
Change in Unrealized Appreciation/Depreciation	126,332
Net Realized Gain/(Loss)	—
Value as of 2/28/2022	$602,400
Shares Held as of 2/28/2022	80,000
Dividend Income	$—
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended February 28, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2021	$2,201,095	$9,656,834	$11,857,929
Purchases at Cost	5,665,371	9,750,312	15,415,683
Proceeds from Sales	(6,298,966)	(18,631,700)	(24,930,666)
Change in Unrealized Appreciation/Depreciation	N/A	966	966
Net Realized Gain/(Loss)	N/A	(1,416)	(1,416)
Value as of 2/28/2022	$1,567,500	$774,996	$2,342,496
Shares Held as of 2/28/2022	1,567,500	775,151	2,342,651
Dividend Income	$113	$697	$810
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
Market Value of Securities on Loan	Collateral Received
$1,506,660	$1,567,500
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$31,264,539	$143,089,594	$0	$174,354,133
Investment Companies	2,342,496	—	—	2,342,496
TOTAL SECURITIES	$33,607,035	$143,089,594	$—	$176,696,629
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust